Summary of Significant Accounting Policies - Revenue recognition - Services rendered (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Change in Accounting Estimate [Line Items]
Revenues	¥ 2,556,856	$ 401,226	¥ 3,810,660	¥ 2,850,724
Net income/(loss)	¥ (352,882)	$ (55,375)	¥ 208,002	¥ 102,834
Basic earnings per share | (per share)	¥ 0	$ 0	¥ 26	¥ 13
Diluted earnings per share | ¥ / shares			¥ 26	¥ 13
Revision estimates of active KOC subscription period | Adjustment
Change in Accounting Estimate [Line Items]
Revenues	¥ 3,611	$ 567	¥ 31,216	¥ (34,237)
Net income/(loss) | ¥	¥ 3,611		¥ 31,216	¥ (34,237)
Basic earnings per share | (per share)	¥ 0.38	$ 0.06	¥ 3.91	¥ (4.28)
Diluted earnings per share | (per share)	¥ 0.38	$ 0.06	¥ 3.91	¥ (4.28)